Taxation - Income tax expense (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Taxation
Total current tax expense	€ (554)	€ (451)
Deferred tax expense	(346)	(295)
Total income tax expense	(900)	(746)	[1]
United Kingdom
Taxation
Current period	(44)	(38)
Adjustments in respect of prior periods	2	(19)
Deferred tax expense	(27)	(24)
Overseas
Taxation
Current period	(551)	(394)
Adjustments in respect of prior periods	39
Deferred tax expense	€ (319)	€ (271)

[1]	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.